Concentration of Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Percentage of appreciation (depreciation) of the RMB against US$	(0.40%)	3.00%	(0.20%)
Sales Revenue, Net | Customer Concentration Risk | Games
Concentration Risk [Line Items]
Concentration risk, percentage	47.00%	46.00%
Number of top games which contributed to revenue	5	5
Sales Revenue, Net | Customer Concentration Risk | Joyful Da Ying Jia "One Game"
Concentration Risk [Line Items]
Concentration risk, percentage	27.00%	30.00%
Prepayments | Customer Concentration Risk | Licenses to Publish Third-Party Developed Games
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	58.00%
Number of third-party game developers	3	3
China Mobile Communications Corporation Jiangsu Ltd., and Shenzhen Vichit Technology Co., Ltd. | Sales Revenue, Net | Customer Concentration Risk
Concentration Risk [Line Items]
Number of major customers		2
China Mobile Communications Corporation Jiangsu Limited | Sales Revenue, Net | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%	14.00%
Number of major customers			1
Shenzhen Vichit Technology Company Limited | Sales Revenue, Net | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%
China Mobile Communications Corporation Guangdong Ltd | Sales Revenue, Net | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%
Number of major customers	1